Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Convergence Long/Short Equity ETF
Shareholder Report [Line Items]
Fund Name	Convergence Long/Short Equity ETF
Class Name	Convergence Long/Short Equity ETF
Trading Symbol	CLSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Convergence Long/Short Equity ETF for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at 1-877-677-9414.
Additional Information Phone Number	1-877-677-9414
Additional Information Website	https://investcip.com/etfstrategies.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Convergence Long/Short Equity ETF	$87	1.56%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.56%
Updated Performance Information Location [Text Block]	Visit https://investcip.com/etfstrategies.html for more recent performance information.
Net Assets	$ 106,141,740
Holdings Count | $ / shares	358
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$106,141,740
Number of Holdings	358
Portfolio Turnover	133%

Holdings [Text Block]

Top 10 Issuers
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.6%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.1%
QUALCOMM, Inc.	2.6%
Micron Technology, Inc.	2.2%
Applied Materials, Inc.	2.2%
AppLovin Corp.	2.1%
Meta Platforms, Inc.	2.0%
Arista Networks, Inc.	1.9%

Updated Prospectus Web Address	https://investcip.com/etfstrategies.html